Pioneer Equity Income Fund

Schedule of Investments | January 31, 2020

Ticker Symbols: Class A PEQIX Class C PCEQX Class K PEQKX Class R PQIRX Class Y PYEQX

Schedule of Investments | 1/31/20 (unaudited)

Shares					Value
		UNAFFILIATED ISSUERS - 98.2%
	COMMON STOCKS - 98.2% of Net Assets
		Aerospace & Defense - 0.3%
37,000		Raytheon Co.			$8,174,780
		Total Aerospace & Defense			$8,174,780
		Air Freight & Logistics - 0.4%
149,127		CH Robinson Worldwide, Inc.			$10,769,952
		Total Air Freight & Logistics			$10,769,952
		Auto Components - 1.0%
776,565		BorgWarner, Inc.			$26,628,414
		Total Auto Components			$26,628,414
		Banks - 8.8%
1,714,721		Bank of America Corp.			$56,294,290
214,086		Comerica, Inc.			13,093,500
1,781,521		Huntington Bancshares, Inc.			24,175,240
196,671		JPMorgan Chase & Co.			26,031,374
200,252		M&T Bank Corp.			33,746,467
270,780		PNC Financial Services Group, Inc.			40,224,369
596,307		Truist Financial Corp.			30,751,552
		Total Banks			$224,316,792
		Capital Markets - 6.7%
732,688		Bank of New York Mellon Corp.			$32,809,769
580,687		Morgan Stanley			30,346,703
249,279		Northern Trust Corp.			24,381,979
417,683		State Street Corp.			31,589,365
383,391		T Rowe Price Group, Inc.			51,194,200
		Total Capital Markets			$170,322,016
		Chemicals - 2.7%
266,892		Celanese Corp.			$27,623,322
156,776		Corteva, Inc.			4,533,962
203,744		Dow, Inc.			9,386,486
186,859		DuPont de Nemours, Inc.			9,563,444
209,551		HB Fuller Co.			9,683,352
92,883		Johnson Matthey Plc (A.D.R.)			6,404,283
		Total Chemicals			$67,194,849
		Commercial Services & Supplies - 1.0%
189,050		MSA Safety, Inc.			$25,635,180
		Total Commercial Services & Supplies			$25,635,180
		Communications Equipment - 1.1%
600,710		Cisco Systems, Inc.			$27,614,639
		Total Communications Equipment			$27,614,639
		Consumer Discretionary - 0.8%
474,690		Comcast Corp.			$20,501,861
		Total Consumer Discretionary			$20,501,861
		Consumer Finance - 0.4%
142,827		Discover Financial Services			$10,730,592
		Total Consumer Finance			$10,730,592
		Distributors - 0.8%
228,769		Genuine Parts Co.			$21,405,915
		Total Distributors			$21,405,915
		Diversified Telecommunication Services - 2.5%
239,216		BCE, Inc.			$11,271,858
870,357		Verizon Communications, Inc.			51,734,020
		Total Diversified Telecommunication Services			$63,005,878
		Electric Utilities - 1.7%
736,065		Alliant Energy Corp.			$43,692,818
		Total Electric Utilities			$43,692,818
		Electrical Equipment - 0.5%
190,361		Emerson Electric Co.			$13,635,558
		Total Electrical Equipment			$13,635,558
		Electronic Equipment, Instruments & Components - 0.7%
201,426		TE Connectivity, Ltd.			$18,567,449
		Total Electronic Equipment, Instruments & Components			$18,567,449
		Energy Equipment & Services - 0.3%
221,001		Schlumberger, Ltd.			$7,405,743
		Total Energy Equipment & Services			$7,405,743
		Equity Real Estate Investment Trusts (REITs) - 3.9%
243,829		Alexandria Real Estate Equities, Inc.			$39,792,893
167,138		Camden Property Trust			18,791,326
74,501		Prologis, Inc.			6,919,653
67,809		Simon Property Group, Inc.			9,028,768
288,733		SL Green Realty Corp.			26,574,985
		Total Equity Real Estate Investment Trusts (REITs)			$101,107,625
		Food & Staples Retailing - 0.7%
149,795		Wal-Mart, Inc.			$17,150,030
		Total Food & Staples Retailing			$17,150,030
		Food Products - 8.6%
155,564		Bunge, Ltd.			$8,156,221
Shares					Value
		Food Products - (continued)
37,288		Calavo Growers, Inc.			$2,856,634
514,516		General Mills, Inc.			26,868,025
114,049		Hershey Co.			17,696,983
168,140		JM Smucker Co.			17,420,985
113,542		John B Sanfilippo & Son, Inc.			9,571,591
428,265		Kellogg Co.			29,211,956
302,306		Lamb Weston Holdings, Inc.			27,603,561
105,974		McCormick & Co., Inc., Class VTG			17,312,972
859,771		Mondelez International, Inc.			49,333,660
141,468		Nestle S.A. (A.D.R.)			15,598,262
		Total Food Products			$221,630,850
		Gas Utilities - 0.4%
227,189		National Fuel Gas Co.			$9,812,293
		Total Gas Utilities			$9,812,293
		Health Care Equipment & Supplies - 3.1%
484,066		Abbott Laboratories			$42,181,511
51,092		Becton Dickinson and Co.			14,059,497
503,649		Smith & Nephew Plc (A.D.R.)			24,180,188
		Total Health Care Equipment & Supplies			$80,421,196
		Health Care Providers & Services - 3.1%
185,811		AmerisourceBergen Corp.			$15,897,989
44,979		Anthem, Inc.			11,932,029
233,840		CVS Health Corp.			15,859,029
48,337		Humana, Inc.			16,252,833
181,608		Quest Diagnostics, Inc.			20,098,557
		Total Health Care Providers & Services			$80,040,437
		Hotels, Restaurants & Leisure - 2.5%
593,700		Cedar Fair LP			$32,142,918
82,619		Cracker Barrel Old Country Store, Inc.			12,634,924
288,749		InterContinental Hotels Group Plc (A.D.R.)			17,726,301
		Total Hotels, Restaurants & Leisure			$62,504,143
		Household Products - 0.9%
140,524		Clorox Co.			$22,105,830
		Total Household Products			$22,105,830
		Industrial Conglomerates - 1.0%
144,929		Honeywell International, Inc.			$25,104,601
		Total Industrial Conglomerates			$25,104,601
		Insurance - 6.8%
283,717		Chubb, Ltd.			$43,122,147
293,391		Fidelity National Financial, Inc.			14,302,811
214,432		First American Financial Corp.			13,290,496
511,198		Lincoln National Corp.			27,850,067
395,082		Progressive Corp.			31,879,166
935,513		Sun Life Financial, Inc.			43,987,821
		Total Insurance			$174,432,508
		IT Services - 1.2%
46,648		Accenture Plc			$9,572,636
196,248		Leidos Holdings, Inc.			19,717,037
		Total IT Services			$29,289,673
		Leisure Products - 0.4%
98,485		Hasbro, Inc.			$10,032,667
		Total Leisure Products			$10,032,667
		Machinery - 2.2%
460,202		Komatsu, Ltd. (A.D.R.)			$10,179,668
443,598		PACCAR, Inc.			32,919,408
248,937		Timken Co.			13,076,661
		Total Machinery			$56,175,737
		Media - 0.5%
364,002		ViacomCBS, Inc., Class B			$12,423,388
		Total Media			$12,423,388
		Metals & Mining - 4.1%
280,442		Kaiser Aluminum Corp.			$28,086,266
269,793		Materion Corp.			14,649,760
527,498		Nucor Corp.			25,050,880
328,400		Reliance Steel & Aluminum Co.			37,700,320
		Total Metals & Mining			$105,487,226
		Multiline Retail - 2.9%
891,381		Nordstrom, Inc.			$32,856,304
355,378		Target Corp.			39,354,560
		Total Multiline Retail			$72,210,864
		Multi-Utilities - 3.6%
295,108		Ameren Corp.			$24,213,612
249,515		CMS Energy Corp.			17,094,273
493,852		WEC Energy Group, Inc.			49,330,876
		Total Multi-Utilities			$90,638,761
		Oil, Gas & Consumable Fuels - 7.3%
331,216		Chevron Corp.			$35,486,482
Shares					Value
		Oil, Gas & Consumable Fuels - (continued)
377,764		ConocoPhillips			$22,450,515
716,960		Exxon Mobil Corp.			44,537,555
543,877		Occidental Petroleum Corp.			21,602,795
379,855		Phillips 66			34,707,351
347,308		Valero Energy Corp.			29,281,538
		Total Oil, Gas & Consumable Fuels			$188,066,236
		Pharmaceuticals - 6.6%
1,102,064		AstraZeneca Plc (A.D.R.)			$53,670,517
330,397		Eli Lilly & Co.			46,136,637
476,351		Merck & Co., Inc.			40,699,429
459,956		Novo Nordisk AS (A.D.R.)			27,979,123
		Total Pharmaceuticals			$168,485,706
		Semiconductors & Semiconductor Equipment - 3.7%
185,800		Analog Devices, Inc.			$20,391,550
88,129		Cabot Microelectronics Corp.			12,823,651
209,986		KLA-Tencor Corp.			34,803,079
222,754		Texas Instruments, Inc.			26,875,270
		Total Semiconductors & Semiconductor Equipment			$94,893,550
		Specialty Retail - 0.4%
44,156		Home Depot, Inc.			$10,071,984
		Total Specialty Retail			$10,071,984
		Technology Hardware, Storage & Peripherals - 1.1%
1,271,436		HP, Inc.			$27,107,015
		Total Technology Hardware, Storage & Peripherals			$27,107,015
		Textiles, Apparel & Luxury Goods - 2.2%
272,693		Carter's, Inc.			$28,924,546
336,370		VF Corp.			27,908,619
		Total Textiles, Apparel & Luxury Goods			$56,833,165
		Trading Companies & Distributors - 1.3%
497,333		Fastenal Co.			$17,346,975
1,710,967		Ferguson Plc (A.D.R.)			15,398,703
		Total Trading Companies & Distributors			$32,745,678
		TOTAL COMMON STOCKS
		(Cost $1,999,311,039)			$2,508,373,599
		TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 98.2%
		(Cost $1,999,311,039)			$2,508,373,599
Shares		Dividend Income	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Value
	AFFILIATED ISSUER - 1.9%
	COMMON STOCK - 1.9% of Net Assets
	Machinery - 1.9%
1,337,785	Gorman-Rupp Co.^	$ –	$ 826,941	$ (850,547)	$49,377,644
		Total Machinery			$49,377,644
		TOTAL COMMON STOCK
	(Cost $6,822,326)				$49,377,644
		TOTAL INVESTMENTS IN AFFILIATED ISSUER - 1.9%
		(Cost $6,822,326)			$49,377,644
		OTHER ASSETS AND LIABILITIES - (0.1)%			$(1,717,079)
		NET ASSETS - 100.0%			$2,556,034,164

REIT	Real Estate Investment Trust.
(A.D.R.)	American Depositary Receipts.
^	Investment held by the Fund representing 5% or more of the outstanding voting stock of such company.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of January 31, 2020, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$2,557,751,243	$–	$–	$2,557,751,243
Total Investments in Securities	$2,557,751,243	$–	$–	$2,557,751,243

During the three months ended January 31, 2020, there were no transfers between Levels 1, 2 and 3.